ACQUISITION (Details) - Unsplash Inc. - USD ($)		12 Months Ended
	Apr. 01, 2021	Dec. 31, 2022	Dec. 31, 2021
ACQUISITION
Payments to acquire business	$ 95,418,000
Acquisition-date fair value of Contingent Consideration	13,200,000	$ 0	$ 14,000,000.0
Two-Year Earnout
ACQUISITION
Threshold revenue	$ 10,000,000.0
Earnout term	2 years
Contingent consideration based on earnout	$ 10,000,000.0
Payment for contingent consideration made		$ 10,000,000.0
Revenues that exceed $10.0 million
ACQUISITION
Additional contingent consideration for every $1.0 million in revenues	1,000.0
Threshold revenue for additional contingent consideration	10,000,000.0
Revenues that exceeds $20.0 million in that trailing 12-month period
ACQUISITION
Additional contingent consideration for every $1.0 million in revenues	2,500
Threshold revenue for additional contingent consideration	20,000,000.0
Three-Year Earnout
ACQUISITION
Threshold revenue	$ 30,000,000.0
Earnout term	3 years
Contingent consideration based on earnout	$ 10,000,000.0
Revenues that exceed $30.0 million
ACQUISITION
Additional contingent consideration for every $1.0 million in revenues	1,000.0
Threshold revenue for additional contingent consideration	30,000,000.0
Revenues that exceeds $60.0 million in that trailing 12-month period
ACQUISITION
Additional contingent consideration for every $1.0 million in revenues	2,500
Threshold revenue for additional contingent consideration	$ 60,000,000.0